Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2015
Accounting Policies [Abstract]
Schedule of Depreciation Rates [Table Text Block]
Assets	Basis	Rate
Computer equipment	Declining balance	30%
Computer software	Declining balance	50%
Furniture and fixtures	Declining balance	20%
Laboratory equipment	Declining balance	20%
Leasehold improvements	Straight line	Over term of lease